DECOMMISSIONING LIABILITY (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Schedule of Decommissioning Liability

($ millions)	2024	2023 (1)
Decommissioning liability, beginning of year	606.4	675.5
Liabilities incurred	10.8	19.8
Liabilities acquired	0.1	40.1
Liabilities disposed	(0.1)	(4.1)
Liabilities settled (2)	(40.6)	(45.4)
Revaluation of acquired decommissioning liabilities (3)	0.1	38.5
Change in estimates	86.4	(3.0)
Change in discount and inflation rate estimates	0.8	(19.6)
Accretion	17.1	22.7
Reclassified as liabilities associated with assets held for sale	(101.0)	(118.1)
Decommissioning liability, end of year	580.0	606.4
Expected to be incurred within one year	20.0	40.0
Expected to be incurred beyond one year	560.0	566.4
(1)Comparative period revised to reflect current period presentation.
(2)Includes nil received from government grant programs during the year ended December 31, 2024 (year ended December 31, 2023 - $5.4 million).
(3)Relates to the revaluation of acquired decommissioning liabilities at the period end risk-free discount rate. At the date of acquisition, decommissioning liabilities acquired are recorded at fair value based on the discount rate used on acquisition.